COMMITMENTS AND CONTINGENCIES - Contractual obligations (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Line of Credit Facility [Line Items]
Total	$ 7,661	$ 7,258
Less than 1 Year	7,661	7,258
1 to 3 Years	0	0
3 to 5 Years	0	0
More than 5 Years	0	0
Letter of Credit
Line of Credit Facility [Line Items]
Total	7,661
Secured letters of credit outstanding	7,661	$ 7,258	$ 7,430
Less than 1 Year	7,661
1 to 3 Years	0
3 to 5 Years	0
More than 5 Years	$ 0